Annual Total Returns[BarChart] - Victory Munder Multi-Cap Fund - Class Y	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	19.63%	(4.83%)	12.76%	32.25%	15.02%	3.34%	5.87%	28.82%	(14.10%)	28.78%